Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements	$ 835	$ 679
Long-term receivables	321	262
Unrealized gain on cash flow hedges [note 22]	4	26
Pension overfunded status [note 18[a]]	41	41
Other	118	85
Total other assets	$ 1,319	$ 1,093